Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.1%)1
Diversified REITs (4.4%)
WP Carey Inc.	984,529	78,093
Liberty Property Trust	903,005	44,825
STORE Capital Corp.	1,170,028	38,985
VEREIT Inc.	2,860,907	23,631
PS Business Parks Inc.	125,203	19,234
Colony Capital Inc.	2,850,798	14,653
Empire State Realty Trust Inc.	897,140	13,870
Washington REIT	488,850	13,805
Lexington Realty Trust	1,295,936	11,754
Alexander & Baldwin Inc.	419,116	9,900
American Assets Trust Inc.	202,805	9,368
Global Net Lease Inc.	463,906	8,847
Essential Properties Realty Trust Inc.	290,617	6,010
Armada Hoffler Properties Inc.	304,977	4,925
Gladstone Commercial Corp.	178,814	3,889
iStar Inc.	413,618	3,586
One Liberty Properties Inc.	89,650	2,537
		307,912
Health Care REITs (9.1%)
Welltower Inc.	2,295,587	171,090
Ventas Inc.	2,178,359	133,120
HCP Inc.	2,871,895	85,525
^ Omega Healthcare Investors Inc.	1,226,389	43,402
Medical Properties Trust Inc.	2,230,484	38,944
Healthcare Trust of America Inc. Class A	1,263,502	34,847
Healthcare Realty Trust Inc.	765,102	23,626
Sabra Health Care REIT Inc.	1,091,194	21,344
Physicians Realty Trust	1,114,202	20,123
National Health Investors Inc.	258,549	19,502
CareTrust REIT Inc.	512,631	12,431
Senior Housing Properties Trust	1,452,470	11,663
LTC Properties Inc.	241,712	10,892
Universal Health Realty Income Trust	79,710	6,458
New Senior Investment Group Inc.	504,347	2,819
MedEquities Realty Trust Inc.	174,099	1,865
		637,651
Hotel & Resort REITs (4.9%)
Host Hotels & Resorts Inc.	4,535,912	87,271
Park Hotels & Resorts Inc.	1,229,900	39,455
Hospitality Properties Trust	1,004,908	26,128
Pebblebrook Hotel Trust	797,373	25,962
Ryman Hospitality Properties Inc.	282,371	22,477
Apple Hospitality REIT Inc.	1,326,735	21,825
Sunstone Hotel Investors Inc.	1,394,448	20,080
RLJ Lodging Trust	1,071,226	19,721
MGM Growth Properties LLC Class A	537,465	17,339
Xenia Hotels & Resorts Inc.	689,023	14,917
DiamondRock Hospitality Co.	1,269,204	13,783

Chesapeake Lodging Trust	368,282	10,496
Summit Hotel Properties Inc.	638,990	7,419
Chatham Lodging Trust	283,031	5,573
Hersha Hospitality Trust Class A	228,313	4,240
Ashford Hospitality Trust Inc.	584,047	3,218
CorePoint Lodging Inc.	253,959	3,174
Braemar Hotels & Resorts Inc.	177,893	2,473
		345,551
Industrial REITs (7.6%)
Prologis Inc.	3,847,386	294,979
Duke Realty Corp.	2,189,477	68,137
Americold Realty Trust	1,064,112	34,062
First Industrial Realty Trust Inc.	770,537	27,177
EastGroup Properties Inc.	219,986	25,151
Rexford Industrial Realty Inc.	566,833	21,477
STAG Industrial Inc.	665,711	19,159
Terreno Realty Corp.	360,831	16,111
Hannon Armstrong Sustainable Infrastructure Capital Inc.	329,969	8,774
Industrial Logistics Properties Trust	397,350	7,887
Monmouth Real Estate Investment Corp.	533,612	7,332
^ Innovative Industrial Properties Inc.	56,807	4,837
		535,083
Office REITs (10.0%)
Boston Properties Inc.	944,064	129,922
Alexandria Real Estate Equities Inc.	657,214	93,581
Vornado Realty Trust	1,046,497	72,355
Kilroy Realty Corp.	615,552	47,342
SL Green Realty Corp.	521,040	46,029
Douglas Emmett Inc.	985,637	40,598
Hudson Pacific Properties Inc.	957,231	33,369
JBG SMITH Properties	701,750	29,859
Highwoods Properties Inc.	632,122	28,180
Cousins Properties Inc.	2,567,467	24,571
Equity Commonwealth	744,157	23,664
Paramount Group Inc.	1,306,117	18,926
Corporate Office Properties Trust	665,286	18,548
Brandywine Realty Trust	1,092,416	16,812
Columbia Property Trust Inc.	720,137	16,354
Piedmont Office Realty Trust Inc. Class A	784,620	16,336
Mack-Cali Realty Corp.	551,407	12,837
Tier REIT Inc.	329,565	9,340
Office Properties Income Trust	293,628	7,969
Easterly Government Properties Inc.	373,906	6,730
Franklin Street Properties Corp.	654,721	5,146
NorthStar Realty Europe Corp.	273,793	4,882
City Office REIT Inc.	228,601	2,652
		706,002
Residential REITs (14.0%)
Equity Residential	2,251,876	172,088
AvalonBay Communities Inc.	844,788	169,743
Essex Property Trust Inc.	403,755	114,061
Mid-America Apartment Communities Inc.	695,596	76,105
UDR Inc.	1,640,188	73,726
Sun Communities Inc.	527,931	64,978
Equity LifeStyle Properties Inc.	521,235	60,828
Camden Property Trust	569,033	57,273

Invitation Homes Inc.	2,079,833	51,705
Apartment Investment & Management Co.	942,358	46,515
American Campus Communities Inc.	837,833	39,546
American Homes 4 Rent Class A	1,627,423	39,026
Independence Realty Trust Inc.	545,773	5,780
Investors Real Estate Trust	72,639	4,379
NexPoint Residential Trust Inc.	112,320	4,211
Preferred Apartment Communities Inc. Class A	249,752	3,906
Front Yard Residential Corp.	309,581	3,068
UMH Properties Inc.	208,430	2,928
		989,866
Retail REITs (13.6%)
Simon Property Group Inc.	1,890,130	328,316
Realty Income Corp.	1,803,770	126,282
Regency Centers Corp.	931,733	62,585
Federal Realty Investment Trust	451,230	60,397
National Retail Properties Inc.	972,339	51,165
Kimco Realty Corp.	2,576,449	44,804
Brixmor Property Group Inc.	1,832,451	32,764
Macerich Co.	647,131	25,976
Weingarten Realty Investors	746,632	21,608
Spirit Realty Capital Inc.	523,810	21,193
Taubman Centers Inc.	372,980	18,388
Retail Properties of America Inc.	1,317,513	16,192
Acadia Realty Trust	497,750	14,056
Agree Realty Corp.	211,109	13,821
Urban Edge Properties	697,393	12,951
SITE Centers Corp.	960,179	12,713
Brookfield Property REIT Inc. Class A	600,551	12,510
Retail Opportunity Investments Corp.	694,647	12,191
Tanger Factory Outlet Centers Inc.	574,529	10,376
^ Seritage Growth Properties Class A	207,266	9,242
Kite Realty Group Trust	510,144	8,055
Getty Realty Corp.	211,639	6,863
RPT Realty	487,661	5,915
Alexander's Inc.	14,099	5,352
Washington Prime Group Inc.	1,139,323	5,070
Saul Centers Inc.	82,420	4,397
Urstadt Biddle Properties Inc. Class A	181,434	3,979
Retail Value Inc.	93,378	3,128
Whitestone REIT	217,323	2,788
^ Pennsylvania REIT	428,685	2,581
Spirit MTA REIT	260,678	1,757
Cedar Realty Trust Inc.	553,923	1,701
^ CBL & Associates Properties Inc.	1,052,769	1,063
		960,179
Specialized REITs (32.5%)
American Tower Corp.	2,691,732	525,695
Crown Castle International Corp.	2,535,156	318,872
Equinix Inc.	491,275	223,383
Public Storage	958,975	212,106
Digital Realty Trust Inc.	1,260,654	148,392
* SBA Communications Corp. Class A	692,548	141,093
Weyerhaeuser Co.	4,578,687	122,709
Extra Space Storage Inc.	773,177	80,171
VICI Properties Inc.	2,459,448	56,075

Iron Mountain Inc.	1,661,813	53,976
Gaming and Leisure Properties Inc.	1,243,517	50,213
Lamar Advertising Co. Class A	519,931	42,983
CubeSmart	1,139,160	36,351
CyrusOne Inc.	646,863	36,024
EPR Properties	453,783	35,785
Life Storage Inc.	284,555	27,115
Rayonier Inc.	790,543	25,131
CoreSite Realty Corp.	224,168	24,526
Outfront Media Inc.	852,344	20,311
PotlatchDeltic Corp.	392,502	15,174
CoreCivic Inc.	726,463	15,118
GEO Group Inc.	745,467	14,924
QTS Realty Trust Inc. Class A	311,913	14,145
Four Corners Property Trust Inc.	415,233	11,809
Uniti Group Inc.	1,039,341	11,422
National Storage Affiliates Trust	346,273	10,132
InfraREIT Inc.	273,968	5,767
CatchMark Timber Trust Inc. Class A	297,750	2,977
CorEnergy Infrastructure Trust Inc.	73,715	2,786
Jernigan Capital Inc.	118,217	2,491
^ Farmland Partners Inc.	180,457	1,184
		2,288,840
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,245,979)		6,771,084
Real Estate Management & Development (3.5%)
Diversified Real Estate Activities (0.1%)
* St. Joe Co.	221,560	3,775
^,* Five Point Holdings LLC Class A	364,040	3,098
* Tejon Ranch Co.	134,504	2,320
RMR Group Inc. Class A	37,023	2,142
		11,335
Real Estate Development (0.4%)
* Howard Hughes Corp.	249,765	27,724
* Forestar Group Inc.	63,448	1,223
		28,947
Real Estate Operating Companies (0.3%)
Kennedy-Wilson Holdings Inc.	791,527	17,049
* FRP Holdings Inc.	42,845	2,172
		19,221
Real Estate Services (2.7%)
* CBRE Group Inc. Class A	1,979,807	103,089
Jones Lang LaSalle Inc.	278,628	43,067
HFF Inc. Class A	227,510	10,827
^ Realogy Holdings Corp.	723,399	9,419
Newmark Group Inc. Class A	766,185	6,528
^,* Redfin Corp.	301,293	6,231
* Marcus & Millichap Inc.	117,919	5,082
RE/MAX Holdings Inc. Class A	108,355	4,695
^,* Altisource Portfolio Solutions SA	67,274	1,592
		190,530
Total Real Estate Management & Development (Cost $258,753)		250,033
Total Common Stocks (Cost $6,504,732)		7,021,117

	Coupon
Temporary Cash Investment (0.8%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund
(Cost $56,992)	2.545%	569,878	56,994
Total Investments (100.4%) (Cost $6,561,724)			7,078,111
Other Assets and Liabilities-Net (-0.4%)3,4			(31,224)
Net Assets (100%)			7,046,887

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,385,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund's effective investment securities and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $34,749,000 of collateral received for securities on loan.
4 Cash of $120,000 has been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
VEREIT Inc.	2/04/2020	GSI	25,407	(2.474%)	—	(236)

GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

Real Estate II Index Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at April 30, 2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Real Estate II Index Fund

At April 30, 2019, 100% of the market value of the fund's investments was determined based on Level
1 inputs.